Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Text Block]
NOTE 7 – Related Party Transactions

During the year ended December 31, 2013, related party transactions included:

(1) repayments to related parties of $143,122 to fully pay down related party accounts payable (including $27,500 repaid by issuances of stock);

(2) repayments through issuances of stock of $94,440 to fully pay down shareholder advances;

(3) shares issued to our CEO for compensation totaling $39,550 ;

(4) issuance to our CEO of 1,000,000 options exercisable into 1,000,000 restricted shares of the Company's common stock at an exercise price of $0.45 per share. These options were issued in lieu of the warrants contemplated in the employment agreement with our CEO. These options will vest in full on, or after October 4, 2014, if, or when, the stock price of Company is trading above $1.00 per share. These options accrued a non-cash cost of $47,141 during the year ended December 31, 2013;

(5) payment of $196,156 to our Chief Scientific Officer (comprised of consulting fees of $136,156, and $60,000 as the first installment of the $120,000 buy-out of his contract. The second $60,000 payment of this buyout which is due in February 2014 has been recorded in these financial statements as an accrued liability);

(6) issuance to our CSO of 1,000,000 options exercisable into 1,000,000 restricted shares of the Company's common stock at an exercise price of $0.45 per share. These options were issued in lieu of the warrants contemplated in the employment agreement with our former CSO. These options will vest in full on, or after October 4, 2014, if, or when, the stock price of Company is trading above $1.00 per share. These options accrued a non-cash cost of $47,141 during the year ended December 31, 2013. All provisions of this option grant remain in place as a term of our CSO's retirement agreement and a third and final payment of $60,000 relating to the agreement was paid during February 2014;

(7) issuance to our CFO of 1,000,000 options exercisable into 1,000,000 restricted shares of the Company's common stock at an exercise price of $0.74 per share. These options have a five year term, vested on grant date and were recorded as compensation expense of $732,886 for the year ended December 31, 2013 based on a Black-Scholes options pricing model valuation (see Note 7).

(8) salary & consulting fee payments totaling $120,000 and $45,000 were made to our CEO and CFO respectively.

At December 31, 2013 the Company had related party accounts payable of $60,000, and at December 31, 2012, related party accounts payable, which were mainly comprised of  unpaid payroll and consulting fees totaled $143,122. During the year ended December 31, 2012, $18,890 of related parties payable was reclassified to shareholders advances.

During the year ended December 31, 2013 shareholder advances owing were fully repaid through the issuance of stock totaling $94,440. Shareholder advances owing to related parties totaled $0 and 94,400, as of December 31, 2013 and December 31, 2012, respectively. Shareholder advances are made to the Company on a non-interest bearing basis and are payable on demand.